Cover	Mar. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2023
Entity File Number	333-233778
Entity Registrant Name	PHOENIX PLUS CORP.
Entity Central Index Key	0001785493
Entity Tax Identification Number	61-1907931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2-3 & 2-5 BEDFORD BUSINESS PARK
Entity Address, Address Line Two	JALAN 3/137B
Entity Address, Address Line Three	BATU 5, JALAN KELANG LAMA,
Entity Address, City or Town	KUALA LUMPUR
Entity Address, Country	MY
Entity Address, Postal Zip Code	58200 KUALA LUMPUR
City Area Code	+603
Local Phone Number	7971 8168
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	PXPC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false